Note 2 - Summary of Significant Accounting Policies - Fair Value Measurements Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total financial liabilities	$ 234	$ 140	$ 42
Fair Value, Inputs, Level 1 [Member]
Total financial liabilities
Fair Value, Inputs, Level 2 [Member]
Total financial liabilities
Fair Value, Inputs, Level 3 [Member]
Total financial liabilities	234	140	42
Warrant [Member]
Warrant liability	234	140	42
Warrant [Member] | Fair Value, Inputs, Level 1 [Member]
Warrant liability
Warrant [Member] | Fair Value, Inputs, Level 2 [Member]
Warrant liability
Warrant [Member] | Fair Value, Inputs, Level 3 [Member]
Warrant liability	$ 234	$ 140	$ 42